Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Templeton Trust
Entity Central Index Key	0001786958
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Franklin OnChain U.S. Government Money Fund
Shareholder Report [Line Items]
Fund Name	Franklin OnChain U.S. Government Money Fund
Class Name	Franklin OnChain U.S. Government Money Fund
Trading Symbol	FOBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin OnChain U.S. Government Money Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin OnChain U.S. Government Money Fund	$20	0.20%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of March 31, 2025, the seven-day current yield for the Franklin OnChain U.S. Government Money Fund was 4.06% and the seven-day effective yield was 4.14%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The path of the U.S. Federal Reserve’s (Fed) rate cuts remains the main driver of returns for the Fund. Late last year, when the Fed appeared to be moving towards a soft economic landing, fed funds were pricing just one rate cut in 2025. Towards the end of the period, despite increased uncertainty due to a slowing U.S. economy and hopes for additional rate cuts, the Fed left rates unchanged.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 687,263,352
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 621,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$687,263,352
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$621,122

Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.